Distribution Date:	08/16/24	Wells Fargo Commercial Mortgage Trust 2015-C27
Determination Date:	08/12/24
Next Distribution Date:	09/17/24
Record Date:	07/31/24	Commercial Mortgage Pass-Through Certificates
Series 2015-C27
August Revision
Revision due to updated ARA amounts on loan 303420001.

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Attention: A.J. Sfarra		cmbsnotices@wellsfargo.com
Certificate Interest Reconciliation Detail	4		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		Master Servicer	Wells Fargo Bank, N.A.
Exchangeable Certificate Detail	5
			Investor Relations		REAM_InvestorRelations@WellsFargo.com
Exchangeable Certificate Factor Detail	6
			1901 Harrison Street | Oakland, CA 94612 | United States
Additional Information	7	Special Servicer	Rialto Capital Advisors, LLC
Bond / Collateral Reconciliation - Cash Flows	8		General	(305) 229-6465
Bond / Collateral Reconciliation - Balances	9		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Current Mortgage Loan and Property Stratification	10-14	Trust Advisor	BellOak, LLC
Mortgage Loan Detail (Part 1)	15-17		Attention: Reporting		Reporting@belloakadvisors.com
Mortgage Loan Detail (Part 2)	18-20		200 N. Pacific Coast Highway, Suite 1400 | El Segundo, CA 90245 | United States
Principal Prepayment Detail	21	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Historical Detail	22		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Delinquency Loan Detail	23				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Collateral Stratification and Historical Detail	24
		Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 1	25		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Specially Serviced Loan Detail - Part 2	26		1100 North Market Street | Wilmington, DE 19890 | United States
Modified Loan Detail	27
Historical Liquidated Loan Detail	28
Historical Bond / Collateral Loss Reconciliation Detail	29
Interest Shortfall Detail - Collateral Level	30
Supplemental Notes	31

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and special notices. In addition, certificateholders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 31

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class (3)	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	94989DAS8	1.730000%	50,293,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	94989DAT6	3.005000%	7,934,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	94989DAU3	3.362000%	36,418,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	94989DAV1	3.190000%	240,000,000.00	75,564,185.47	7,683,951.94	200,874.79	0.00	0.00	7,884,826.73	67,880,233.53	44.70%	30.00%
A-5	94989DAW9	3.451000%	309,207,000.00	309,207,000.00	0.00	889,227.80	0.00	0.00	889,227.80	309,207,000.00	44.70%	30.00%
A-SB	94989DAX7	3.278000%	89,627,000.00	6,687,509.94	1,639,254.59	18,268.05	0.00	0.00	1,657,522.64	5,048,255.35	44.70%	30.00%
A-S	94989DAY5	3.836000%	79,897,000.00	79,897,000.00	0.00	255,404.08	0.00	0.00	255,404.08	79,897,000.00	33.13%	22.38%
B	94989DBB4	4.139000%	45,842,000.00	45,842,000.00	0.00	158,116.70	0.00	0.00	158,116.70	45,842,000.00	26.50%	18.00%
C	94989DBC2	3.894000%	68,109,000.00	68,109,000.00	0.00	221,013.70	0.00	0.00	221,013.70	68,109,000.00	16.64%	11.50%
D	94989DAG4	3.768000%	44,533,000.00	44,533,000.00	0.00	139,833.62	0.00	0.00	139,833.62	44,533,000.00	10.20%	7.25%
E	94989DAJ8	2.869000%	26,196,000.00	26,196,000.00	0.00	62,630.27	0.00	0.00	62,630.27	26,196,000.00	6.41%	4.75%
F	94989DAL3	2.869000%	17,027,000.00	17,027,000.00	0.00	13,147.39	0.00	0.00	13,147.39	17,027,000.00	3.94%	3.13%
G	94989DAN9	2.869000%	32,745,035.00	27,244,093.18	0.00	0.00	0.00	0.00	0.00	27,244,093.18	0.00%	0.00%
R	94989DAQ2	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,047,828,036.00	700,306,788.59	9,323,206.53	1,958,516.40	0.00	0.00	11,281,722.93	690,983,582.06

X-A	94989DAZ2	0.933528%	813,376,000.00	471,355,695.41	0.00	366,686.61	0.00	0.00	366,686.61	462,032,488.88
X-B	94989DBA6	0.476030%	158,484,000.00	158,484,000.00	0.00	62,869.26	0.00	0.00	62,869.26	158,484,000.00
X-E	94989DAA7	1.536492%	26,196,000.00	26,196,000.00	0.00	33,541.61	0.00	0.00	33,541.61	26,196,000.00
X-F	94989DAC3	1.536492%	17,027,000.00	17,027,000.00	0.00	21,801.54	0.00	0.00	21,801.54	17,027,000.00
X-G	94989DAE9	1.536492%	32,745,035.00	27,244,093.18	0.00	34,883.60	0.00	0.00	34,883.60	27,244,093.18
Notional SubTotal			1,047,828,035.00	700,306,788.59	0.00	519,782.62	0.00	0.00	519,782.62	690,983,582.06

Deal Distribution Total					9,323,206.53	2,478,299.02	0.00	0.00	11,801,505.55

(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.
(3)

The balances of the Class A-S, Class B, Class C certificates represent the balance of their respective Regular Interest, as detailed in the Pooling and Servicing Agreement. A portion of these classes may be exchanged and held in Class PEX. For details on the current status and

	payments of Class PEX, see page 5.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 31

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	94989DAS8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	94989DAT6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	94989DAU3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	94989DAV1	314.85077279	32.01646642	0.83697829	0.00000000	0.00000000	0.00000000	0.00000000	32.85344471	282.83430638
A-5	94989DAW9	1,000.00000000	0.00000000	2.87583334	0.00000000	0.00000000	0.00000000	0.00000000	2.87583334	1,000.00000000
A-SB	94989DAX7	74.61490332	18.28974070	0.20382307	0.00000000	0.00000000	0.00000000	0.00000000	18.49356377	56.32516262
A-S	94989DAY5	1,000.00000000	0.00000000	3.19666671	0.00000000	0.00000000	0.00000000	0.00000000	3.19666671	1,000.00000000
B	94989DBB4	1,000.00000000	0.00000000	3.44916670	0.00000000	0.00000000	0.00000000	0.00000000	3.44916670	1,000.00000000
C	94989DBC2	1,000.00000000	0.00000000	3.24499993	0.00000000	0.00000000	0.00000000	0.00000000	3.24499993	1,000.00000000
D	94989DAG4	1,000.00000000	0.00000000	3.14000000	0.00000000	0.00000000	0.00000000	0.00000000	3.14000000	1,000.00000000
E	94989DAJ8	1,000.00000000	0.00000000	2.39083333	0.00000000	0.00000000	0.00000000	0.00000000	2.39083333	1,000.00000000
F	94989DAL3	1,000.00000000	0.00000000	0.77214953	1.61868386	52.74324250	0.00000000	0.00000000	0.77214953	1,000.00000000
G	94989DAN9	832.00684256	0.00000000	0.00000000	1.98918981	116.90134611	0.00000000	0.00000000	0.00000000	832.00684256
R	94989DAQ2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	94989DAZ2	579.50529080	0.00000000	0.45082054	0.00000000	0.00000000	0.00000000	0.00000000	0.45082054	568.04293326
X-B	94989DBA6	1,000.00000000	0.00000000	0.39669153	0.00000000	0.00000000	0.00000000	0.00000000	0.39669153	1,000.00000000
X-E	94989DAA7	1,000.00000000	0.00000000	1.28040960	0.00000000	0.00000000	0.00000000	0.00000000	1.28040960	1,000.00000000
X-F	94989DAC3	1,000.00000000	0.00000000	1.28040994	0.00000000	0.00000000	0.00000000	0.00000000	1.28040994	1,000.00000000
X-G	94989DAE9	832.00684256	0.00000000	1.06530960	0.00000000	0.00000000	0.00000000	0.00000000	1.06530960	832.00684256

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 31

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	07/01/24 - 07/30/24	30	0.00	200,874.79	0.00	200,874.79	0.00	0.00	0.00	200,874.79	0.00
A-5	07/01/24 - 07/30/24	30	0.00	889,227.80	0.00	889,227.80	0.00	0.00	0.00	889,227.80	0.00
A-SB	07/01/24 - 07/30/24	30	0.00	18,268.05	0.00	18,268.05	0.00	0.00	0.00	18,268.05	0.00
X-A	07/01/24 - 07/30/24	30	0.00	366,686.61	0.00	366,686.61	0.00	0.00	0.00	366,686.61	0.00
X-B	07/01/24 - 07/30/24	30	0.00	62,869.26	0.00	62,869.26	0.00	0.00	0.00	62,869.26	0.00
X-E	07/01/24 - 07/30/24	30	0.00	33,541.61	0.00	33,541.61	0.00	0.00	0.00	33,541.61	0.00
X-F	07/01/24 - 07/30/24	30	0.00	21,801.54	0.00	21,801.54	0.00	0.00	0.00	21,801.54	0.00
X-G	07/01/24 - 07/30/24	30	0.00	34,883.60	0.00	34,883.60	0.00	0.00	0.00	34,883.60	0.00
A-S	07/01/24 - 07/30/24	30	0.00	255,404.08	0.00	255,404.08	0.00	0.00	0.00	255,404.08	0.00
B	07/01/24 - 07/30/24	30	0.00	158,116.70	0.00	158,116.70	0.00	0.00	0.00	158,116.70	0.00
C	07/01/24 - 07/30/24	30	0.00	221,013.70	0.00	221,013.70	0.00	0.00	0.00	221,013.70	0.00
D	07/01/24 - 07/30/24	30	0.00	139,833.62	0.00	139,833.62	0.00	0.00	0.00	139,833.62	0.00
E	07/01/24 - 07/30/24	30	0.00	62,630.27	0.00	62,630.27	0.00	0.00	0.00	62,630.27	0.00
F	07/01/24 - 07/30/24	30	870,497.86	40,708.72	0.00	40,708.72	27,561.33	0.00	0.00	13,147.39	898,059.19
G	07/01/24 - 07/30/24	30	3,762,802.58	65,136.09	0.00	65,136.09	65,136.09	0.00	0.00	0.00	3,827,938.67
Totals			4,633,300.44	2,570,996.44	0.00	2,570,996.44	92,697.42	0.00	0.00	2,478,299.02	4,725,997.86

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 31

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	94989DAY5	3.836000%	79,897,000.00	79,897,000.00	0.00	255,404.08	0.00	0.00	255,404.08	79,897,000.00
A-S (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	94989DBB4	4.139000%	45,842,000.00	45,842,000.00	0.00	158,116.70	0.00	0.00	158,116.70	45,842,000.00
B (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	94989DBC2	3.894000%	68,109,000.00	68,109,000.00	0.00	221,013.70	0.00	0.00	221,013.70	68,109,000.00
C (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			193,848,000.03	193,848,000.00	0.00	634,534.48	0.00	0.00	634,534.48	193,848,000.00

Exchangeable Certificate Details
PEX	94989DBD0	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 31

Exchangeable Certificate Factor Detail
Cumulative
			Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance Principal Distribution Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
None

© 2021 Computershare. All rights reserved. Confidential.								Page 6 of 31

	Additional Information
Total Available Distribution Amount (1)	11,801,505.55
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 31

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,591,565.44	Master Servicing Fee	16,737.36
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,383.08
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	301.52
ARD Interest	0.00	Trust Advisor Fee	937.05
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,591,565.44	Total Fees	20,569.01

Principal		Expenses/Reimbursements
Scheduled Principal	9,323,206.53	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	54,834.61
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	37,862.81
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	9,323,206.53	Total Expenses/Reimbursements	92,697.42

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,478,299.02
Excess Liquidation Proceeds	0.00	Principal Distribution	9,323,206.53
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	11,801,505.55
Total Funds Collected	11,914,771.97	Total Funds Distributed	11,914,771.98

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 31

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	700,306,788.59	700,306,788.59	Beginning Certificate Balance	700,306,788.59
(-) Scheduled Principal Collections	9,323,206.53	9,323,206.53	(-) Principal Distributions	9,323,206.53
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	690,983,582.06	690,983,582.06	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	700,944,802.58	700,944,802.58	Ending Certificate Balance	690,983,582.06
Ending Actual Collateral Balance	691,674,062.89	691,674,062.89

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.41%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 31

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	17	81,846,685.92	11.84%	5	4.3915	NAP	Defeased	17	81,846,685.92	11.84%	5	4.3915	NAP
2,000,000 or less	6	9,694,271.23	1.40%	7	4.5682	2.215401	1.30 or less	10	135,045,194.92	19.54%	6	4.2455	0.444693
2,000,001 to 3,000,000	4	9,836,234.03	1.42%	6	4.3366	1.735010	1.31 to 1.40	2	22,363,021.25	3.24%	5	4.2809	1.395059
3,000,001 to 4,000,000	6	20,788,306.50	3.01%	6	4.6000	2.001276	1.41 to 1.50	3	35,141,334.88	5.09%	6	4.2406	1.469379
4,000,001 to 5,000,000	7	30,636,385.91	4.43%	6	4.2602	2.184970	1.51 to 1.60	4	31,682,317.04	4.59%	6	4.3211	1.574508
5,000,001 to 6,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.61 to 1.70	2	25,849,554.60	3.74%	6	4.2870	1.669821
6,000,001 to 7,000,000	3	19,362,307.21	2.80%	6	4.3897	1.304588	1.71 to 1.80	4	40,522,126.52	5.86%	6	4.3203	1.729109
7,000,001 to 8,000,000	3	23,409,016.88	3.39%	7	4.3689	1.378570	1.81 to 2.00	5	36,583,048.04	5.29%	5	4.5057	1.911861
8,000,001 to 9,000,000	2	17,495,363.53	2.53%	5	4.1100	1.754099	2.01 to 2.25	5	37,393,540.25	5.41%	7	4.3119	2.166390
9,000,001 to 10,000,000	1	9,659,822.62	1.40%	6	4.1900	1.376200	2.26 to 2.50	4	46,952,399.01	6.80%	6	4.3127	2.393360
10,000,001 to 15,000,000	5	59,069,253.78	8.55%	6	4.2438	1.856678	2.51 or greater	13	197,604,359.63	28.60%	6	4.2384	3.214823
15,000,001 to 20,000,000	6	102,539,682.14	14.84%	5	4.4404	1.781063	Totals	69	690,983,582.06	100.00%	6	4.2930	1.918710
20,000,001 to 30,000,000	5	122,763,503.10	17.77%	6	4.1725	1.394794
30,000,001 to 50,000,000	3	121,382,749.21	17.57%	6	4.4093	2.031568
50,000,001 or greater	1	62,500,000.00	9.05%	7	3.8525	3.933800
Totals	69	690,983,582.06	100.00%	6	4.2930	1.918710
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 31

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	17	81,846,685.92	11.84%	5	4.3915	NAP	Washington	1	26,148,491.79	3.78%	7	4.3600	2.178000
Arizona	3	18,306,026.03	2.65%	6	4.1820	1.765242	Wisconsin	2	6,924,745.54	1.00%	6	4.2500	0.704500
Arkansas	2	16,544,859.73	2.39%	5	4.3848	1.532371	Totals	86	690,983,582.06	100.00%	6	4.2930	1.918710
California	8	128,558,870.83	18.61%	6	4.0509	3.070899
									Property Type³
Colorado	4	26,026,074.71	3.77%	5	4.2581	2.554595
Florida	8	41,905,855.19	6.06%	6	4.4636	2.428300		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Georgia	1	2,639,317.40	0.38%	7	4.2500	2.889300		Properties	Balance	Agg. Bal.			DSCR¹
Idaho	1	1,582,416.53	0.23%	6	4.1800	1.748800	Defeased	17	81,846,685.92	11.84%	5	4.3915	NAP
Illinois	1	16,067,070.30	2.33%	6	4.4900	2.441700	Industrial	2	4,295,741.73	0.62%	4	4.7200	1.889200
Kentucky	1	4,523,717.54	0.65%	7	4.5000	0.997700	Lodging	9	128,658,794.60	18.62%	5	4.4863	1.943193
Maryland	1	23,220,511.42	3.36%	6	4.0500	(0.174700)	Mixed Use	5	23,119,937.02	3.35%	5	4.5877	1.917141
Massachusetts	1	24,638,924.04	3.57%	6	4.0700	1.710000	Mobile Home Park	2	3,161,333.77	0.46%	7	4.8628	2.072682
Michigan	1	2,756,152.11	0.40%	6	4.6000	(0.065500)	Multi-Family	6	46,784,119.14	6.77%	6	4.2597	2.235701
Nevada	1	7,965,748.91	1.15%	7	4.9000	1.735400	Office	8	143,468,045.29	20.76%	6	4.2495	1.087068
New Jersey	1	6,335,037.04	0.92%	6	4.6000	1.790600	Retail	23	194,929,233.31	28.21%	6	4.1387	2.398000
New Mexico	2	37,139,921.46	5.37%	6	4.1430	1.944016	Self Storage	14	64,719,691.26	9.37%	7	4.2078	2.589541
New York	6	14,767,646.32	2.14%	6	4.6065	1.676041	Totals	86	690,983,582.06	100.00%	6	4.2930	1.918710
North Carolina	3	63,061,222.65	9.13%	4	4.5491	1.860151
Ohio	4	64,832,900.60	9.38%	7	4.2832	0.709977
Oregon	2	12,365,379.87	1.79%	6	4.2300	1.676000
Pennsylvania	1	4,762,867.76	0.69%	5	4.6100	1.605400
South Carolina	1	1,385,504.84	0.20%	7	4.2200	2.205600
Tennessee	2	11,842,548.81	1.71%	7	4.1392	1.651054
Texas	7	23,024,459.69	3.33%	6	4.3252	2.553248
Virginia	4	21,810,625.01	3.16%	6	4.3590	1.595749

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 31

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	17	81,846,685.92	11.84%	5	4.3915	NAP	Defeased	17	81,846,685.92	11.84%	5	4.3915	NAP
	4.000% or less	2	66,755,850.76	9.66%	7	3.8536	3.878342	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	21	247,060,892.35	35.75%	6	4.1481	1.747250	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	15	194,101,867.09	28.09%	6	4.3644	1.582627	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	11	88,206,035.02	12.77%	5	4.6911	2.109533	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	3	13,012,250.92	1.88%	7	4.9148	1.594423	49 months or greater	52	609,136,896.14	88.16%	6	4.2797	1.977537
	5.001% or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	69	690,983,582.06	100.00%	6	4.2930	1.918710
	Totals	69	690,983,582.06	100.00%	6	4.2930	1.918710
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 31

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	17	81,846,685.92	11.84%	5	4.3915	NAP	Defeased	17	81,846,685.92	11.84%	5	4.3915	NAP
	60 months or less	52	609,136,896.14	88.16%	6	4.2797	1.977537	Interest Only	2	74,250,000.00	10.75%	7	3.8909	3.680364
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	300 months or less	50	534,886,896.14	77.41%	6	4.3337	1.741160
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	69	690,983,582.06	100.00%	6	4.2930	1.918710	Totals	69	690,983,582.06	100.00%	6	4.2930	1.918710
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 31

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	17	81,846,685.92	11.84%	5	4.3915	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	50	542,741,489.02	78.55%	6	4.3256	1.752248
	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	2	66,395,407.12	9.61%	7	3.9052	3.819130
	Totals	69	690,983,582.06	100.00%	6	4.2930	1.918710
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 14 of 31

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	303420001	RT	Palm Desert	CA	Actual/360	3.853%	207,339.41	0.00	0.00	N/A	03/01/25	--	62,500,000.00	62,500,000.00	07/01/24
2	310926602	SS	Various	Various	Actual/360	4.250%	162,852.05	73,962.89	0.00	N/A	03/11/25	--	44,498,473.55	44,424,510.66	08/11/24
3	303420003	OF	Cincinnati	OH	Actual/360	4.280%	150,440.98	77,257.37	0.00	N/A	03/01/25	--	40,819,078.54	40,741,821.17	08/01/24
4	300571209	LO	Greensboro	NC	Actual/360	4.750%	148,466.76	81,058.07	0.00	N/A	12/06/24	--	36,297,475.45	36,216,417.38	08/06/24
6	310926711	OF	Albuquerque	NM	Actual/360	4.140%	92,721.05	94,738.11	0.00	N/A	02/11/25	--	26,008,709.47	25,913,971.36	08/11/24
7	310926582	RT	Braintree	MA	Actual/360	4.070%	86,548.72	55,963.35	0.00	N/A	02/11/25	--	24,694,887.39	24,638,924.04	08/11/24
8	303420008	LO	Seattle	WA	Actual/360	4.360%	98,356.73	48,920.74	0.00	N/A	03/01/25	--	26,197,412.53	26,148,491.79	07/01/24
9	310927734	OF	Baltimore	MD	Actual/360	4.050%	81,179.83	56,859.07	0.00	N/A	02/11/25	--	23,277,370.49	23,220,511.42	10/11/23
10	310925977	RT	Various	Various	Actual/360	4.230%	83,372.37	47,172.38	0.00	N/A	02/11/25	--	22,888,776.87	22,841,604.49	08/11/24
12	300571240	OF	Los Angeles	CA	Actual/360	4.500%	75,621.50	35,849.27	0.00	N/A	02/06/25	--	19,515,226.99	19,479,377.72	08/06/24
14	790927206	LO	Charlotte	NC	Actual/360	4.350%	67,847.69	34,502.41	0.00	N/A	12/11/24	--	18,112,841.88	18,078,339.47	07/11/24
15	303420015	OF	Charlotte	NC	Actual/360	4.240%	66,724.25	30,431.30	0.00	N/A	12/01/24	--	18,275,054.26	18,244,622.96	08/01/24
16	870926396	LO	Denver	CO	Actual/360	4.310%	62,196.03	34,294.57	0.00	N/A	01/11/25	--	16,758,153.97	16,723,859.40	07/11/24
17	303420017	OF	Cincinnati	OH	Actual/360	4.280%	59,950.02	30,786.69	0.00	N/A	03/01/25	--	16,266,209.77	16,235,423.08	08/01/24
18	300571252	MF	University Park	IL	Actual/360	4.490%	62,236.06	29,619.51	0.00	N/A	02/06/25	--	16,096,689.81	16,067,070.30	08/06/24
19	300571207	Various Various		Various	Actual/360	4.720%	64,966.96	28,604.35	0.00	N/A	12/06/24	--	15,984,216.52	15,955,612.17	08/06/24
21	303420021	MF	Memphis	TN	Actual/360	4.390%	50,718.05	29,309.21	0.00	N/A	12/05/24	--	13,416,488.23	13,387,179.02	08/05/24
22	303420022	RT	Torrance	CA	Actual/360	4.100%	45,719.96	31,591.78	0.00	N/A	01/01/25	--	12,949,792.24	12,918,200.46	08/01/24
24	300571255	Various Various		NY	Actual/360	4.560%	41,184.74	16,569.66	0.00	N/A	03/06/25	--	10,488,474.25	10,471,904.59	08/06/24
25	790927207	LO	Little Rock	AR	Actual/360	4.350%	47,674.88	24,243.99	0.00	N/A	12/11/24	--	12,727,442.62	12,703,198.63	08/11/24
28	310925150	MF	Las Cruces	NM	Actual/360	4.150%	40,201.08	23,478.46	0.00	N/A	02/11/25	--	11,249,428.56	11,225,950.10	08/11/24
29	310927763	RT	Sunnyvale	CA	Actual/360	4.190%	34,960.14	29,645.95	0.00	N/A	02/11/25	--	9,689,468.57	9,659,822.62	08/11/24
30	300571253	RT	Simi Valley	CA	Actual/360	4.095%	41,433.44	0.00	0.00	N/A	02/06/25	--	11,750,000.00	11,750,000.00	08/06/24
31	870927122	MF	Phoenix	AZ	Actual/360	4.110%	33,467.76	17,329.00	0.00	N/A	02/11/25	--	9,456,396.02	9,439,067.02	08/11/24
32	303420032	OF	Cary	NC	Actual/360	4.130%	31,238.33	17,255.70	0.00	N/A	01/01/25	--	8,783,721.50	8,766,465.80	08/01/24
34	300571251	RT	Camden	SC	Actual/360	4.680%	32,232.36	7,998,104.08	0.00	02/06/25	08/06/24	--	7,998,104.08	0.00	08/06/24
35	303420035	RT	Las Vegas	NV	Actual/360	4.900%	33,683.07	17,072.45	0.00	N/A	03/01/25	--	7,982,821.36	7,965,748.91	08/01/24
36	303420036	RT	Gilbert	AZ	Actual/360	4.090%	30,795.71	15,053.04	0.00	N/A	02/01/25	--	8,743,950.77	8,728,897.73	08/01/24

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 31

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
37	303420037	SS	Arlington	VA	Actual/360	4.110%	27,395.86	16,144.22	0.00	N/A	03/01/25	--	7,740,765.23	7,724,621.01	08/01/24
38	303420038	MF	Knoxville	TN	Actual/360	4.080%	27,175.13	16,208.37	0.00	N/A	03/01/25	--	7,734,855.33	7,718,646.96	08/01/24
40	300571250	MF	Dallas	TX	Actual/360	4.610%	28,619.51	13,979.59	0.00	02/06/25	11/06/24	--	7,209,448.57	7,195,468.98	08/06/24
41	303420041	MF	Milwaukee	WI	Actual/360	4.250%	25,394.44	14,153.84	0.00	N/A	02/05/25	--	6,938,899.38	6,924,745.54	08/05/24
42	303420042	LO	North Brunswick	NJ	Actual/360	4.600%	25,150.52	14,323.10	0.00	N/A	02/01/25	--	6,349,360.14	6,335,037.04	08/01/24
43	303420043	OF	Manassas	VA	Actual/360	4.330%	22,807.78	14,439.81	0.00	N/A	01/01/25	--	6,116,964.44	6,102,524.63	08/01/24
47	303420047	MF	Reynoldsburg	OH	Actual/360	4.050%	16,947.77	11,870.37	0.00	N/A	02/05/25	--	4,859,576.61	4,847,706.24	08/05/24
48	300571227	MU	Whitpain Township	PA	Actual/360	4.610%	18,950.21	10,817.84	0.00	N/A	01/06/25	10/06/24	4,773,685.60	4,762,867.76	08/06/24
50	416000181	LO	Nicholasville	KY	Actual/360	4.500%	17,569.31	10,298.38	0.00	N/A	03/01/25	--	4,534,015.92	4,523,717.54	08/01/24
51	300571201	MF	Columbus	OH	Actual/360	4.680%	18,243.90	10,215.10	0.00	N/A	09/06/24	--	4,527,022.19	4,516,807.09	08/06/24
52	820926403	LO	Chesapeake	VA	Actual/360	4.500%	15,897.06	14,395.81	0.00	N/A	02/11/25	--	4,102,468.06	4,088,072.25	08/11/24
54	410926610	SS	Fort Collins	CO	Actual/360	3.870%	14,218.24	10,689.17	0.00	N/A	02/11/25	--	4,266,539.93	4,255,850.76	08/11/24
56	303420056	LO	Magnolia	AR	Actual/360	4.500%	14,938.40	13,409.06	0.00	N/A	03/05/25	--	3,855,070.16	3,841,661.10	08/05/24
57	303420057	LO	Peachtree City	GA	Actual/360	4.700%	14,229.67	16,193.44	0.00	N/A	03/05/25	--	3,515,911.35	3,499,717.91	08/05/24
59	410926203	SS	Santa Fe Springs	CA	Actual/360	4.010%	13,964.86	9,934.74	0.00	N/A	02/11/25	--	4,044,204.25	4,034,269.51	08/11/24
60	790926968	RT	Gallatin	TN	Actual/360	4.250%	15,123.41	8,489.70	0.00	N/A	02/11/25	--	4,132,391.55	4,123,901.85	08/11/24
61	303420061	SS	Riverdale	GA	Actual/360	4.250%	15,060.39	8,454.34	0.00	N/A	02/05/25	--	4,115,172.37	4,106,718.03	08/05/24
62	303420062	RT	Chesapeake	VA	Actual/360	4.750%	15,968.27	8,549.15	0.00	N/A	03/01/25	--	3,903,956.27	3,895,407.12	08/01/24
65	303420065	MF	Anchorage	AK	Actual/360	4.530%	12,875.15	7,463.63	0.00	N/A	03/01/25	--	3,300,615.05	3,293,151.42	08/01/24
66	300571219	RT	Spring	TX	Actual/360	4.460%	13,873.50	5,845.07	0.00	N/A	01/06/25	--	3,612,367.30	3,606,522.23	08/06/24
69	410925539	MU	Louisville	CO	Actual/360	4.300%	12,288.38	6,764.17	0.00	N/A	02/11/25	--	3,318,691.22	3,311,927.05	08/11/24
70	780925820	MF	Denton	TX	Actual/360	4.200%	11,186.87	7,395.78	0.00	N/A	02/11/25	--	3,093,142.60	3,085,746.82	08/11/24
72	303420072	OF	Chagrin Falls	OH	Actual/360	4.720%	12,252.96	6,721.22	0.00	N/A	01/01/25	--	3,014,671.33	3,007,950.11	08/01/24
73	300571238	RT	Sarasota	FL	Actual/360	4.900%	13,207.73	5,367.71	0.00	N/A	02/06/25	--	3,130,206.60	3,124,838.89	08/06/24
74	303420074	RT	Adrian	MI	Actual/360	4.600%	10,942.11	6,231.48	0.00	N/A	02/01/25	--	2,762,383.59	2,756,152.11	08/01/24
75	303420075	MF	Columbus	OH	Actual/360	4.400%	10,089.09	6,185.64	0.00	N/A	02/05/25	--	2,662,810.51	2,656,624.87	08/05/24
79	400926605	SS	Peoria	AZ	Actual/360	4.370%	9,240.52	5,729.19	0.00	N/A	02/11/25	--	2,455,589.92	2,449,860.73	08/11/24
80	870927236	RT	Jamul	CA	Actual/360	4.110%	7,881.33	8,136.55	0.00	N/A	02/11/25	--	2,226,888.43	2,218,751.88	08/11/24

© 2021 Computershare. All rights reserved. Confidential.															Page 16 of 31

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
81	300571222	SS	Lindenwold	NJ	Actual/360	4.880%	10,464.76	5,420.59	0.00	N/A	10/06/24	--	2,490,291.18	2,484,870.59	08/06/24
82	300571233	MF	Edinburg	TX	Actual/360	4.600%	10,061.47	4,933.38	0.00	N/A	11/06/24	--	2,540,063.32	2,535,129.94	08/06/24
83	303420083	RT	Amarillo	TX	Actual/360	4.210%	8,761.69	5,363.30	0.00	N/A	02/01/25	--	2,416,832.61	2,411,469.31	08/01/24
85	303420085	MH	Melbourne	FL	Actual/360	5.000%	8,291.29	4,055.61	0.00	N/A	03/05/25	--	1,925,718.73	1,921,663.12	08/05/24
86	303420086	SS	Colleyville	TX	Actual/360	4.600%	7,267.52	4,138.82	0.00	N/A	02/05/25	--	1,834,717.41	1,830,578.59	08/05/24
87	303420087	RT	Thornton	CO	Actual/360	4.630%	6,930.55	3,872.66	0.00	N/A	03/05/25	--	1,738,310.16	1,734,437.50	08/05/24
88	303420088	SS	Seguin	TX	Actual/360	4.500%	6,644.40	3,894.65	0.00	N/A	03/01/25	--	1,714,682.86	1,710,788.21	08/01/24
89	303420089	OF	Barrington	IL	Actual/360	4.650%	6,633.19	3,679.55	0.00	N/A	03/01/25	--	1,656,572.77	1,652,893.22	08/01/24
90	870927292	MU	Meridian	ID	Actual/360	4.180%	5,709.51	3,803.58	0.00	N/A	02/11/25	--	1,586,220.11	1,582,416.53	08/11/24
91	410927371	SS	Harvey	LA	Actual/360	4.190%	5,992.13	3,444.41	0.00	N/A	11/11/24	--	1,660,764.79	1,657,320.38	08/11/24
92	303420092	MF	Rexburg	ID	Actual/360	4.500%	6,069.40	3,557.62	0.00	N/A	03/01/25	--	1,566,296.45	1,562,738.83	08/01/24
93	410927514	RT	Fort Mill	SC	Actual/360	4.220%	5,046.71	3,286.44	0.00	N/A	03/11/25	--	1,388,791.28	1,385,504.84	08/11/24
94	303420094	MH	Brookshire	TX	Actual/360	4.650%	4,974.90	2,759.65	0.00	N/A	03/01/25	--	1,242,430.30	1,239,670.65	08/01/24
95	303420095	MH	Channelview	TX	Actual/360	4.380%	3,095.62	2,916.40	0.00	N/A	02/05/25	--	820,757.03	817,840.63	08/05/24
Totals							2,591,565.44	9,323,206.53	0.00				700,306,788.59	690,983,582.06
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	10,398,595.00	0.00	--	--	05/13/24	36,274,018.22	3,057,154.75	206,532.12	206,532.12	0.00	0.00
2	8,844,527.67	4,161,666.16	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	123,964.62	0.00
3	1,997,326.00	550,090.58	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
4	8,403,914.21	7,863,204.10	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
6	3,283,842.84	1,876,979.96	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
7	2,724,943.00	1,509,545.74	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
8	4,267,454.00	0.00	--	--	--	0.00	0.00	145,923.94	145,923.94	0.00	0.00
9	898,792.00	(4,736.63)	01/01/24	03/31/24	03/11/24	15,801,216.62	321,932.23	82,672.11	1,054,468.49	489,910.79	0.00
10	3,056,385.00	701,778.50	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,982,666.52	1,140,680.20	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
14	751,459.00	528,311.30	04/01/23	03/31/24	--	0.00	0.00	101,882.19	101,882.19	0.00	0.00
15	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
16	2,771,039.00	0.00	--	--	--	0.00	0.00	95,624.76	95,624.76	0.00	0.00
17	715,604.00	141,906.31	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
18	2,132,880.01	696,414.45	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
19	2,912,066.99	818,069.18	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
22	1,201,154.96	256,088.87	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,160,611.72	292,225.80	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,505,567.00	1,379,536.00	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
28	2,277,356.92	1,201,574.12	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,169,858.00	556,861.50	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,094,220.00	570,474.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
32	1,285,830.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
35	1,122,291.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	933,661.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
37	533,687.94	111,799.00	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
38	819,585.64	410,269.40	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
41	710,869.37	101,172.38	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
42	1,279,274.73	961,850.02	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
43	765,145.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	1,077,207.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
48	436,603.48	317,474.04	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
50	518,871.76	399,268.32	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
51	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
52	1,127,435.58	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
54	937,275.24	462,727.57	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
56	792,245.25	749,141.05	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
57	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
59	561,843.08	301,912.02	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
60	576,055.92	140,870.50	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
61	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
62	558,152.00	466,724.00	01/01/19	09/30/19	--	0.00	0.00	0.00	0.00	0.00	0.00
65	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
66	511,574.62	136,329.99	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
69	543,004.16	331,214.50	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
70	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
72	328,071.00	103,944.00	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
73	380,754.01	180,633.01	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
74	212,141.38	11,577.07	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
75	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
79	525,701.66	250,334.56	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
80	331,054.67	110,387.80	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
81	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
82	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
83	388,805.00	108,700.00	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
85	147,581.52	89,849.41	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
86	328,287.45	178,700.20	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
87	341,242.04	172,676.64	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
88	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
89	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
90	237,224.51	55,069.67	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
91	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
92	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
93	261,158.44	58,479.08	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
94	275,046.47	163,524.19	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
95	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	83,397,944.76	30,615,298.56				52,075,234.84	3,379,086.98	632,635.12	1,604,431.50	613,875.41	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/16/24	0	0.00	0	0.00	1	23,220,511.42	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.292988%	4.253563%	6
07/17/24	2	79,258,153.97	0	0.00	1	23,277,370.49	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.297488%	4.206397%	7
06/17/24	0	0.00	0	0.00	1	23,336,648.20	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.295475%	4.205808%	8
05/17/24	1	62,500,000.00	0	0.00	1	23,393,103.65	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.295553%	4.205919%	9
04/17/24	0	0.00	0	0.00	1	23,451,992.08	0	0.00	0	0.00	0	0.00	0	0.00	1	13,983,095.27	4.295636%	4.206038%	10
03/15/24	0	0.00	1	62,500,000.00	1	23,508,046.67	0	0.00	0	0.00	1	62,500,000.00	0	0.00	0	0.00	4.296746%	4.208192%	11
02/16/24	1	62,500,000.00	0	0.00	1	23,569,191.08	0	0.00	1	0.00	0	0.00	0	0.00	1	2,565,826.06	4.296833%	4.208314%	12
01/18/24	0	0.00	1	23,624,838.36	2	46,113,143.21	0	0.00	1	4,817,145.53	0	0.00	0	0.00	1	21,007,900.17	4.301270%	4.211564%	13
12/15/23	1	23,680,292.24	0	0.00	1	4,826,981.80	0	0.00	1	4,826,981.80	0	0.00	0	0.00	1	8,826,108.21	4.302681%	4.214467%	14
11/17/23	0	0.00	0	0.00	1	4,837,441.14	0	0.00	1	4,837,441.14	0	0.00	0	0.00	0	0.00	4.303296%	4.215702%	15
10/17/23	0	0.00	0	0.00	2	67,347,190.92	0	0.00	1	4,847,190.92	0	0.00	0	0.00	0	0.00	4.303365%	4.215801%	16
09/15/23	0	0.00	0	0.00	2	67,357,566.91	0	0.00	1	4,857,566.91	0	0.00	0	0.00	0	0.00	4.303439%	4.215906%	17
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
1	303420001	07/01/24	0	B	206,532.12	206,532.12	0.00	62,500,000.00	08/24/20	1
8	303420008	07/01/24	0	B	145,923.94	145,923.94	0.00	26,197,412.54
9	310927734	10/11/23	9	6	82,672.11	1,054,468.49	764,811.45	23,793,274.53	03/14/22	13
14	790927206	07/11/24	0	A	101,882.19	101,882.19	0.00	18,112,841.88	07/18/24	4
16	870926396	07/11/24	0	A	95,624.76	95,624.76	9,716.79	16,758,153.96	05/11/20	98
Totals					632,635.12	1,604,431.50	774,528.24	147,361,682.91
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		436,791,062	413,570,551	23,220,511		0
7 - 12 Months		254,192,520	254,192,520	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-24	690,983,582	667,763,071	0	0	23,220,511	0
Jul-24	700,306,789	597,771,264	79,258,154	0	23,277,370	0
Jun-24	717,147,069	693,810,420	0	0	23,336,648	0
May-24	718,509,415	632,616,311	62,500,000	0	23,393,104	0
Apr-24	719,944,283	696,492,291	0	0	23,451,992	0
Mar-24	735,305,392	649,297,345	0	62,500,000	23,508,047	0
Feb-24	736,837,524	650,768,332	62,500,000	0	23,569,191	0
Jan-24	743,021,853	673,283,872	0	23,624,838	41,295,998	4,817,146
Dec-23	765,440,180	736,932,906	23,680,292	0	0	4,826,982
Nov-23	775,771,936	770,934,495	0	0	0	4,837,441
Oct-23	777,187,584	709,840,393	0	0	62,500,000	4,847,191
Sep-23	778,682,700	711,325,133	0	0	62,500,000	4,857,567
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1	303420001	62,500,000.00	62,500,000.00	57,400,000.00	06/26/23	9,603,455.00	3.93380	12/31/19	03/01/25	I/O
3	303420003	40,741,821.17	40,741,821.17	67,000,000.00	01/20/15	398,338.83	0.58310	03/31/24	03/01/25	246
9	310927734	23,220,511.42	23,793,274.53	9,100,000.00	01/18/24	(72,382.38)	(0.17470)	03/31/24	02/11/25	245
14	790927206	18,078,339.47	18,112,841.88	32,600,000.00	11/01/15	395,195.70	0.32170	03/31/24	12/11/24	246
16	870926396	16,723,859.40	16,758,153.96	28,700,000.00	10/29/14	2,771,039.00	2.39310	12/31/23	01/11/25	246
17	303420017	16,235,423.08	16,235,423.08	26,500,000.00	01/20/15	52,035.56	0.19110	03/31/24	03/01/25	246
Totals		177,499,954.54	178,141,514.62	221,300,000.00		13,147,681.71

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					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
1	303420001	RT	CA	08/24/20	1

08.01.24: Loan transferred to SS on 7/16/20, due to monetary default after the property closed from March through May '20 due to COVID-19. The collateral is a fee simple interest in a portion of a two-story enclosed mall with multi-story anchor buildingslocated in Palm Desert, CA. The property was built in 1983 and contains a total of 986,323 sq. ft. of gross leasable area on a 52.83-acre parcel of land. Collateral for the loan is a 512k SF portion of the property, with the remainder of l easable area attributed to unowned anchor spaces (Macy's, Former Sears; closed 2020, and JCPenney). Following monetary default, a notice of default was issued in August 2020 and a non-judicial foreclosure action was filed in June 2021, after lender and borrower were unable to reach agreement. The property was under receivership (JLL) during this time. In November 2023, Pacific Retail Capital Partners acquired the property and assumed the existing underlying debt. In conjunction, the loan was modified to include, amongst other things, a two-year maturity extension with additional options provided. The loan remains in cash sweep through the extended maturity, with all excess cash flow held in reserve. The formal dismissal of the receiver is expected by the end of August; however Pacific Retail has been operating the asset since December 2023. As of July 2024, the property maintains an occupancy rate of 90.44%.

3	303420003	OF	OH	07/03/23	2

The loan transferred to special servicing and borrower has signed a pre-negotiation letter. Borrower has indicated it would cooperate with the transition of the property to the lender. Special servicer is seeking the appointment of a receiver with

	the intent to foreclose.

9	310927734	OF	MD	03/14/22	13

Loan transferred to special servicing due to Imminent Monetary Default. Borrower has provided all required documentation to set up cash management. Reviewing options for Lender's approval of a major lease. Receiver is now in place and is

	stabilizing the property, addressing deferred maintenance, and looking at options to sell the property.

14	790927206	LO	NC	07/18/24	4

Transferred to Special Servicing at Borrower request due to the current lending environment for hotel properties, they are concerned about the ability to pay off the Lender when the Loan matures in December 2024. Borrower has executed the

PNL. We have ha d an initial conversation with the Borrower where we discussed Borrower's request for a 2-year extension to allow them to re-stabilize the property pursuant to their recently completed renovation. In initial discussions

	concerning a possible 2-year extension to allow Borrower to re-stabilize the property pursuant to their recently completed renovation.

16	870926396	LO	CO	05/11/20	98

The Loan transferred for Imminent Monetary Default at the Borrower's request as a result of the Covid-19 pandemic. The Borrower withdrew their deferral request. Borrower also requested approval for additional financing which was ultimately withdrawn. The Lender has continued to monitor the performance of the loan. The Loan remains current and the file will will be prepared to be returned to the master servicer after concluding a tax escrow analysis.

17	303420017	OF	OH	07/03/23	6

The loan transferred to special servicing and borrower has signed a pre-negotiation letter. Borrower has executed a purchase and sale agreement with the intent to sell the property to a third party. In connection with the proposed sale, borrower

	and lender parties have executed a discounted payoff agreement.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
1	303420001	0.00	3.85250%	0.00	3.85250%	9	11/28/23	11/28/23	--
14	790927206	19,741,668.54	4.35000%	19,713,267.44 4.35000%		10	05/22/20	05/11/20	06/11/20
Totals		19,741,668.54		19,713,267.44
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
49	300571241 02/16/24	4,817,145.53	5,000,000.00	3,939,180.45	1,363,476.02	3,939,180.45	2,575,704.43	2,241,441.10	0.00	767,250.00	1,474,191.10	25.86%
53	300571212 06/17/19	5,001,769.99	5,540,000.00	4,929,277.31	819,926.07	4,929,277.31	4,109,351.24	892,418.75	0.00	(57,434.17)	949,852.92	17.75%
78	303420078 08/17/21	2,726,686.25	2,450,000.00	2,308,620.57	2,308,620.57	2,308,620.57	0.00	2,726,686.25	0.00	140,784.53	2,585,901.72	86.19%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		12,545,601.77	12,990,000.00	11,177,078.33	4,492,022.66	11,177,078.33	6,685,055.67	5,860,546.10	0.00	850,600.36	5,009,945.74

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	06/17/21	0.00	0.00	0.00	40,073.45	0.00	(40,073.45)	0.00	0.00	(40,073.45)
49	300571241	07/17/24	0.00	0.00	1,474,191.10	0.00	0.00	(767,250.00)	0.00	0.00	1,474,191.10
		02/16/24	0.00	0.00	2,241,441.10	0.00	0.00	2,241,441.10	0.00	0.00
53	300571212	10/18/21	0.00	0.00	949,852.92	0.00	0.00	385.45	0.00	0.00	949,852.92
		08/17/20	0.00	0.00	949,467.47	0.00	0.00	138,376.09	0.00	0.00
		05/15/20	0.00	0.00	811,091.38	0.00	0.00	(20,592.78)	0.00	0.00
		10/18/19	0.00	0.00	831,684.16	0.00	0.00	(60,734.59)	0.00	0.00
		06/17/19	0.00	0.00	892,418.75	0.00	0.00	892,418.75	0.00	0.00
78	303420078	05/17/23	0.00	0.00	2,585,901.72	0.00	0.00	(140,784.53)	0.00	0.00	2,418,898.98
		08/17/21	0.00	0.00	2,726,686.25	0.00	0.00	2,726,686.25	0.00	(167,002.74)
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	5,009,945.74	40,073.45	0.00	4,969,872.29	0.00	(167,002.74)	4,802,869.55

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	13,454.86	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
3	0.00	0.00	8,787.44	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00	5,011.10	0.00	0.00	54,834.61	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	3,607.66	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	3,501.75	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	37,862.81	0.00	0.00	54,834.61	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		92,697.42

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Supplemental Notes
None

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